TRADE AND OTHER RECEIVABLES - Changes in allowance for doubtful accounts receivables (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year		₽ (2,160)	₽ (2,928)
Allowance for doubtful accounts		(2,880)	(2,863)
Accounts receivable written off		2,696	3,459
Acquisition/disposal of subsidiaries			172
Balance, end of the year	₽ (4,318)	(2,344)	₽ (2,160)
Trade and other receivables
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year	(2,577)
Additional allowance required under IFRS 9				₽ (233)
Allowance for doubtful accounts	(3,210)
Accounts receivable written off	2,948
Acquisition/disposal of subsidiaries	(1,479)
Balance, end of the year	₽ (4,318)	₽ (2,344)